Cash and Cash Equivalents - Summary of Cash and Cash Equivalents by Currency (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 875,213,699	$ 309,975,140	$ 332,036,013	$ 235,684,500
Chilean Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	745,956,809	245,516,611
Unidades de Fomento [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	32,892
Argentine Peso [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	242,734	195,683
Euros [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	176,894	196,498
U.S. Dollar [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	$ 128,804,370	$ 64,066,348